Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	$ 789	$ 165	$ 162
Research and development expenses	5,106	6,115	3,904
General and administrative expenses	2,868	2,733	2,735
Operating loss	7,185	8,683	6,477
Other income	(769)
Financial expenses	621	55	133
Financial income	(633)	(374)	(106)
Total Financial income, net	(12)	(319)	27
Loss before taxes on income	6,404	8,364	6,504
Taxes on income	29	29	5
Net loss	6,433	8,393	6,509
Amounts that will not be reclassified subsequently to profit or loss:
Adjustment arising from translating financial statements from functional currency to presentation currency	(636)	(119)	58
Remeasurement loss from defined benefit plans			99
Total other comprehensive	(636)	(119)	157
Total comprehensive loss	5,797	8,274	6,666
Net loss Attributable to:
Equity holders of the Company	6,339	8,257	6,243
Non-controlling interests	94	136	266
Net loss	6,433	8,393	6,509
Total comprehensive loss attributable to:
Equity holders of the Company	5,703	8,138	6,400
Non-controlling interests	94	136	266
Total comprehensive loss	$ 5,797	$ 8,274	$ 6,666
Net loss per share attributable to equity holders of the Company:
Basic and diluted net loss per share	$ 0.19	$ 0.30	$ 0.27